Share Redemption Plan - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Share Redemption Program	Sep. 30, 2013 Share Redemption Program	Sep. 30, 2011 Share Redemption Program	Dec. 31, 2012 Share Redemption Program	Dec. 31, 2012 Amended SRP	Sep. 30, 2013 Amended SRP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum holding period before shareholders can sell their shares back								1 year
Qualified special redemptions monthly reserve fund								$ 150,000		$ 150,000
Ordinary redemption, percent of estimated per share value							95.00%		91.00%		95.00%	95.00%
Common stock redemption price per share											$ 15.58	$ 15.58
Stock redeemed during periods under SRP	12,736	30,829
Payments for Repurchase of Common Stock	$ 198,355	$ 480,155	$ 743,115	$ 743,115	$ 892,901	$ 859,555
Number days upon written notice to stockholders for amendments to take effect								30 days		30 days